SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Gross Versus Net Revenue Recognition
Franchise fees and certain other taxes and fees included as component of net revenue	$ 64,254		$ 62,249	$ 194,045	$ 92,146	$ 154,732
Advertising Expenses
Advertising expenses						$ 135,513
Common Stock
Common stock, shares issued (in shares)						100
Common stock, par value (in dollars per share)						$ 0.01
Recently Issued But Not Yet Adopted Accounting Pronouncements
Unrealized excess tax benefits recognized with the adoption of ASU 2016-09		$ 309,000		$ 308,231		$ 309,000